Investment Securities - Investment Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	$ 34,389	$ 18,877
Held-to-maturity securities, Unrealized Gains	590	383
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	(3)	(6)
Held-to-maturity securities, Unrealized Losses Other	(24)	(38)
Held-to-maturity securities, Fair Value	34,952	19,216
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	3,154	2,560
Held-to-maturity securities, Unrealized Gains	27	35
Held-to-maturity securities, Fair Value	3,181	2,595
Collateralized debt/loan obligation asset-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	7	52
Held-to-maturity securities, Unrealized Gains	15	13
Held-to-maturity securities, Unrealized Losses Other		(2)
Held-to-maturity securities, Fair Value	22	63
Asset Backed Securities Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	19	23
Held-to-maturity securities, Unrealized Gains	2	1
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	(3)	(6)
Held-to-maturity securities, Unrealized Losses Other	(1)	(1)
Held-to-maturity securities, Fair Value	17	17
Obligations of state and political subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	20	23
Held-to-maturity securities, Unrealized Gains	1	1
Held-to-maturity securities, Unrealized Losses Other		(1)
Held-to-maturity securities, Fair Value	21	23
Obligations of foreign governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	7	7
Held-to-maturity securities, Fair Value	7	7
Other debt securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	115	121
Held-to-maturity securities, Unrealized Losses Other	(17)	(29)
Held-to-maturity securities, Fair Value	98	92
Residential Agency [Member] | Residential [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	31,064	16,085
Held-to-maturity securities, Unrealized Gains	545	333
Held-to-maturity securities, Unrealized Losses Other	(6)	(3)
Held-to-maturity securities, Fair Value	31,603	16,415
Residential Non-agency Non-prime [Member] | Residential [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	1	2
Held-to-maturity securities, Fair Value	1	2
Non-agency [Member] | Commercial Mortgage-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	2	4
Held-to-maturity securities, Unrealized Losses Other		(2)
Held-to-maturity securities, Fair Value	$ 2	$ 2